Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 5:-	FAIR VALUE MEASUREMENTS

The Company measures its auction rate securities and foreign currency derivative contracts at fair value. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Investments in auction rate securities are classified within Level 3 because they are valued using valuation techniques. The Company values the Level 3 investments based on an externally developed valuation by an independent valuation firm using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2010 and 2011:

	As of December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Auction rate securities	$-	$-	$1,319	$1,319
Foreign currency derivative contracts	-	479	-	479

Total financial assets	$-	$479	$1,319	$1,798

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Auction rate securities	$-	$-	$1,042	$1,042
Foreign currency derivative contracts	-	(50)	-	(50)

Total financial assets	$-	$(50)	$1,042	$992

For the years ended December 31, 2010 and 2011 there has been no change in the above items' Level classification.

The following table presents the changes in the fair value measurements that are using significant unobservable inputs (Level 3 instruments measured on a recurring basis) for the years ended December 31, 2010 and 2011. The Company's Level 3 instruments consist of auction rate securities (see Note 3b).

Fair value measurements using significant unobservable inputs (Level 3):

	December 31, 2011
	2010	2011

Opening balance	$1,376	$1,319
Unrealized losses included in earnings (other-than-temporary impairment)	(306)	(340)
Unrealized gain from available-for-sale marketable securities	249	63

Closing balance	$1,319	$1,042